UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic Real
Return Fund -
Strategic Real Return
Class F

June 30, 2011

1.833432.105

RRS-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 3.4%
		Principal Amount (e)	Value
Convertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 571,725
FINANCIALS - 0.9%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,248,000
Real Estate Investment Trusts - 0.5%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,374,788
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)		2,975,000	3,016,948
Annaly Capital Management, Inc. 4% 2/15/15		500,000	596,250
CapLease, Inc. 7.5% 10/1/27 (g)		5,500,000	5,555,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,880,000
ProLogis LP:
1.875% 11/15/37		2,200,000	2,167,000
2.625% 5/15/38		500,000	498,150
The Macerich Co. 3.25% 3/15/12 (g)		4,300,000	4,300,000
			32,388,136
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.5% 10/1/26 (g)		4,500,000	4,533,750
Corporate Office Properties LP 3.5% 9/15/26 (g)		3,220,000	3,220,000
First Potomac Realty Investment LP 4% 12/15/11 (g)		2,400,000	2,394,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		1,900,000	1,621,650
Home Properties, Inc. 4.125% 11/1/26 (g)		1,900,000	1,920,188
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		11,550,000	11,593,313
SL Green Realty Corp. 3% 3/30/27 (g)		1,450,000	1,450,000
			26,732,901
TOTAL FINANCIALS			60,369,037
TOTAL CONVERTIBLE BONDS			60,940,762
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		$ 3,556,552	$ 4,148,877
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	1,042,500
KB Home:
5.75% 2/1/14		510,000	497,250
5.875% 1/15/15		1,500,000	1,425,000
6.25% 6/15/15		5,100,000	4,870,500
7.25% 6/15/18		1,160,000	1,055,600
9.1% 9/15/17		1,375,000	1,392,188
Lennar Corp.:
5.5% 9/1/14		4,000,000	4,010,000
5.6% 5/31/15		1,500,000	1,470,000
M/I Homes, Inc. 8.625% 11/15/18		4,120,000	4,058,200
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,447,500
Ryland Group, Inc. 8.4% 5/15/17		250,000	270,000
Standard Pacific Corp.:
8.375% 5/15/18		3,540,000	3,504,600
10.75% 9/15/16		500,000	565,000
			27,608,338
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18 (g)		435,000	401,288
Specialty Retail - 0.1%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,786,100
TOTAL CONSUMER DISCRETIONARY			34,944,603
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		525,000	543,375
FINANCIALS - 1.8%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (g)		500,000	600,000
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		2,680,000	2,750,350
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,133,026
			5,883,376
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
Camden Property Trust 5% 6/15/15		$ 1,400,000	$ 1,511,723
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		1,131,000	1,232,861
6.25% 6/15/14		1,170,000	1,273,448
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,058,520
7.5% 7/15/18		2,970,000	3,320,178
9.625% 3/15/16		2,780,000	3,352,991
Equity One, Inc.:
5.375% 10/15/15		500,000	527,240
6% 9/15/16		1,000,000	1,069,684
6.25% 12/15/14		1,000,000	1,092,236
6.25% 1/15/17		1,000,000	1,079,885
Health Care Property Investors, Inc.:
6% 3/1/15		1,500,000	1,668,563
6.3% 9/15/16		4,750,000	5,307,265
7.072% 6/8/15		500,000	567,103
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		1,000,000	1,065,561
6.5% 1/17/17		625,000	695,343
HMB Capital Trust V 3.847% 12/15/36 (d)(g)(h)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,591,498
6.7% 1/15/18		1,000,000	1,071,300
6.75% 2/15/13		1,250,000	1,333,093
7.875% 8/15/14		500,000	563,975
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,037,894
iStar Financial, Inc.:
5.875% 3/15/16		1,000,000	862,500
5.95% 10/15/13		3,495,000	3,285,300
6.05% 4/15/15		410,000	371,050
Kimco Realty Corp. 5.783% 3/15/16		550,000	607,186
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,229,474
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,079,318
6.25% 2/1/13		2,000,000	2,127,240
Omega Healthcare Investors, Inc.:
7% 1/15/16		2,298,000	2,364,068
7.5% 2/15/20		1,000,000	1,050,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		$ 1,700,000	$ 1,871,185
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,050,000
ProLogis LP 7.625% 7/1/17		1,565,000	1,818,964
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		1,000,000	1,142,900
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	757,495
8.625% 1/15/12		6,900,000	7,126,920
UDR, Inc. 5.5% 4/1/14		2,000,000	2,141,600
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	535,361
5.25% 1/15/16		1,000,000	1,057,618
Weingarten Realty Investors 4.857% 1/15/14		1,000,000	1,058,065
			64,956,605
Real Estate Management & Development - 0.7%
AMB Property LP 5.9% 8/15/13		600,000	643,603
Arden Realty LP 5.2% 9/1/11		500,000	503,526
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,605,263
5.75% 4/1/12		1,000,000	1,033,270
6% 4/1/16		1,000,000	1,086,431
7.5% 5/15/15		500,000	573,259
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,160,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,312,954
6.25% 6/15/14		1,595,000	1,709,529
6.875% 8/15/12		1,000,000	1,041,253
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,567,889
Duke Realty LP:
6.25% 5/15/13		750,000	808,055
7.375% 2/15/15		500,000	569,703
First Industrial LP 5.75% 1/15/16		1,000,000	995,060
Forest City Enterprises, Inc.:
6.5% 2/1/17		3,953,000	3,755,350
7.625% 6/1/15		800,000	792,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,489,997
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Host Hotels & Resorts, Inc.:
6.875% 11/1/14		$ 2,000,000	$ 2,045,000
9% 5/15/17		750,000	847,500
Liberty Property LP 6.375% 8/15/12		2,680,000	2,816,774
Post Apartment Homes LP:
5.45% 6/1/12		714,000	735,073
6.3% 6/1/13		1,000,000	1,071,374
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,356,977
5.875% 6/15/17		600,000	664,705
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,045,000
Ventas Realty LP:
Series 1, 6.5% 6/1/16		5,570,000	5,751,025
6.5% 6/1/16		660,000	681,450
			42,662,020
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (d)(g)		4,750,000	1,425,000
TOTAL FINANCIALS			115,527,001
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,100,000	2,094,750
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,767,300
			3,862,050
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,225,504
TOTAL NONCONVERTIBLE BONDS			157,102,533
TOTAL CORPORATE BONDS (Cost $202,309,693)			218,043,295
U.S. Treasury Inflation Protected Obligations - 27.9%
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		$ 53,666,500	$ 56,190,029
2% 1/15/26		124,535,132	136,240,427
2.125% 2/15/40		39,075,170	42,541,458
2.125% 2/15/41		44,408,668	48,339,380
2.375% 1/15/25		88,387,926	101,689,039
2.375% 1/15/27		77,493,195	88,270,675
2.5% 1/15/29		50,794,535	59,089,410
3.625% 4/15/28		25,163,344	33,157,920
3.875% 4/15/29		35,973,403	49,267,400
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		46,017,735	47,081,272
0.5% 4/15/15		74,187,685	77,461,404
0.625% 4/15/13		61,702,140	63,629,622
1.125% 1/15/21		48,311,770	50,224,763
1.25% 4/15/14		46,749,560	49,658,406
1.25% 7/15/20		90,733,280	96,055,978
1.375% 7/15/18		26,068,750	28,285,503
1.375% 1/15/20		25,995,500	27,906,641
1.625% 1/15/15		48,894,367	53,075,028
1.625% 1/15/18		41,430,438	45,554,253
1.875% 7/15/13		69,637,615	74,122,659
1.875% 7/15/15		67,789,013	74,790,639
1.875% 7/15/19		34,752,630	38,891,702
2% 4/15/12		20,389,040	20,849,122
2% 1/15/14		63,505,492	68,486,446
2% 7/15/14		61,016,835	66,661,106
2% 1/15/16		396,519	441,007
2.125% 1/15/19		27,230,060	30,904,442
2.375% 1/15/17		47,109,173	53,769,399
2.5% 7/15/16		65,135,655	74,544,858
2.625% 7/15/17		37,972,550	44,174,724
3% 7/15/12		69,490,840	72,573,875
3.375% 1/15/12		9,852,203	10,071,792
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,667,719,871)			1,784,000,379
Asset-Backed Securities - 0.9%
		Principal Amount (e)	Value
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		$ 1,643,000	$ 1,577,280
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5458% 3/23/19 (g)(h)		2,181,639	1,919,843
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		5,000,000	5,027,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.524% 1/20/37 (g)(h)		1,577,874	1,246,521
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		2,207,922	1,876,734
Cbre Realty Finance Cdo 2007-1/LLC 0.5438% 4/7/52 (g)(h)		9,978,243	6,286,293
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,261,140
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,549,177
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (g)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		2,140,000	1,626,484
Class B2, 1.5963% 12/28/35 (g)(h)		2,110,000	1,287,100
Class D, 9% 12/28/35 (g)		505,579	126,395
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.7463% 6/28/38 (g)(h)		510,000	461,550
Class D, 9% 6/28/38 (g)		1,100,000	770,000
Crest Ltd. Series 2002-IGA Class A, 0.7228% 7/28/17 (g)(h)		257,603	256,660
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,754,465
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.619% 11/28/39 (g)(h)		850,000	25,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8358% 9/25/46 (g)(h)		771,181	7,712
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,329,171	1,754,116
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (g)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9316% 12/28/33 (h)		1,900,000	1,772,720
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.929% 8/28/38 (g)(h)		4,410,000	3,836,700
Asset-Backed Securities - continued
		Principal Amount (e)	Value
N-Star Real Estate CDO Ltd. Series 1A: - continued
Class C1B, 7.696% 8/28/38 (g)		$ 1,189,000	$ 917,908
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		1,694,216	1,689,980
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		427,507	119,029
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9223% 2/5/36 (g)(h)		289,468	29
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		1,055,000	1,065,656
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		3,000,000	1,290,000
Series 2006-1A:
Class A1A, 0.5065% 9/25/26 (g)(h)		2,000,000	1,740,000
Class A1B, 0.5765% 9/25/26 (g)(h)		3,215,000	2,636,300
Class A2A, 0.4665% 9/25/26 (g)(h)		6,330,000	5,697,000
Class F, 1.3965% 9/25/26 (g)(h)		2,250,000	1,620,000
Class G, 1.5965% 9/25/26 (g)(h)		1,530,000	1,071,000
Class H, 1.8965% 9/25/26 (g)(h)		4,300,000	2,924,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5785% 11/21/40 (g)(h)		2,500,000	2,225,000
Class F, 2.2085% 11/21/40 (g)(h)		1,500,000	450,000
TOTAL ASSET-BACKED SECURITIES (Cost $61,785,942)			57,869,792
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.3971% 3/15/22 (g)(h)		584,730	584,042
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3671% 6/15/22 (g)(h)		2,750,000	2,505,191
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (g)(h)		45,511	1,484
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7114% 1/25/19 (g)(h)		54,318	12,656
Class B4, 4.7114% 1/25/19 (g)(h)		108,636	6,755
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4347% 4/25/20 (g)(h)		500,000	513,750
Series 2010-K6 Class B, 5.5324% 12/26/46 (g)(h)		1,000,000	978,537
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.687% 6/15/22 (g)(h)		$ 4,196,197	$ 4,034,644
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		1,000,000	1,027,200
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		2,082,000	2,116,758
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 2.4371% 12/15/37 (g)(h)		443,739	5,902
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.2896% 9/10/37 (g)(h)		136,084	3,402
Series 2005-D Class B7, 4.4371% 12/15/37 (g)(h)		240,894	4,818
Series 2006-A Class B7, 3.6871% 3/15/38 (g)(h)		148,814	0
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,816,085)			11,795,139
Commercial Mortgage Securities - 2.1%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		2,850,347	2,737,669
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	4,079,132
Series 2005-1 Class A3, 4.877% 11/10/42		224,253	224,883
Series 2005-1 Class CJ, 5.1854% 11/10/42 (h)		1,450,000	1,473,268
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.937% 11/15/15 (g)(h)		9,606,904	9,030,489
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1871% 3/15/22 (g)(h)		2,630,000	2,150,025
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4524% 3/11/39 (h)		3,000,000	2,888,166
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		2,000,000	1,646,940
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (g)(h)		1,500,000	1,317,554
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,212,221
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	239,458
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	136,407
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	124,338
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	52,233
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	171,037
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	720,463
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3171% 12/15/20 (g)(h)		$ 2,000,000	$ 1,830,000
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		2,886,483	2,828,754
Series 2001-J1A Class F, 6.6093% 2/16/34 (g)(h)		1,475,000	1,486,375
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/11/30 (g)		1,000,000	1,078,563
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	2,012,646
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8358% 3/25/17 (g)(h)		1,440,000	1,187,100
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.3858% 3/25/17 (g)(h)		2,200,000	1,760,688
Class G, 7.1858% 3/25/17 (g)(h)		1,870,000	1,187,450
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		500,000	350,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,962,638
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2239% 6/10/31 (g)(h)		2,500,000	2,633,616
FHLMC Multifamily Structured pass-through Certificates Series K013 Class X3, 2.8844% 1/25/43 (h)(j)		5,930,000	1,012,510
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (g)		1,000,000	1,006,525
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6616% 12/25/43 (h)(j)		6,103,048	971,018
Series K012 Class X3, 2.3656% 1/25/41 (h)(j)		3,512,148	501,394
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		7,841,245	7,821,642
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,446,162
Series 2002-1A Class H, 7.1404% 12/10/35 (g)(h)		1,277,000	1,289,007
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (g)		3,000,000	3,075,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		633,167	658,704
Class G, 6.75% 4/15/29 (h)		1,352,000	1,475,529
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		1,427,238	1,479,726
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		745,094	748,175
Class J, 6.974% 8/15/36		2,720,000	2,709,237
Series 2000-C1 Class K, 7% 3/15/33		1,000,000	708,096
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		$ 1,000,000	$ 1,035,687
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		1,141,000	1,160,198
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/6/20 (g)(h)		2,800,000	2,785,966
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(h)		2,750,000	2,981,077
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	956,281
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(h)		1,500,000	1,360,926
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.3671% 2/15/19 (g)(h)		1,893,795	1,862,076
JP Morgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,478,213	1,525,427
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		1,070,000	1,131,311
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		6,000,000	5,687,267
Series 2006-C4 Class AJ, 5.8973% 6/15/38 (h)		2,000,000	1,871,014
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (g)		1,350,000	1,380,915
Class I11, 7.72% 2/26/28 (g)		751,000	764,143
Class I12, 7.72% 2/26/28 (g)		750,000	753,750
Class I9, 7.72% 2/26/28 (g)		1,149,200	1,163,105
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.7457% 6/25/43 (g)(h)		1,929,500	1,436,911
Series 2011-1 Class B, 5.7457% 6/25/43 (g)(h)		2,340,000	2,158,221
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	0
Class F, 10.813% 5/20/44 (g)		400,000	0
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		3,200,638	3,200,638
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,683,748
Series 1997-RR Class F, 7.403% 4/30/39 (g)(h)		561,987	556,367
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,342,000	1,452,040
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	4,041,600
Series 2011-C2:
Class D, 5.319% 6/15/44 (g)(h)		1,890,000	1,678,188
Class E, 5.319% 6/15/44 (g)(h)		1,250,000	1,075,000
Class F, 5.319% 6/15/44 (g)(h)		1,810,000	1,357,500
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Class XB, 0.465% 6/15/44 (g)(h)(j)		$ 63,708,221	$ 2,125,306
NationsLink Funding Corp. Series 1999-SL Class X, 0% 11/10/30 (j)		1,358,669	1,222,802
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		1,083,109	1,229,654
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (g)		846,943	876,586
Series 1997-LLI Class F, 7.3% 10/12/34 (g)		1,190,000	1,203,806
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		2,500,000	2,625,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7621% 7/15/24 (g)(h)		1,800,000	695,700
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,992,515
Series 2004-C12 Class D, 5.3057% 7/15/41 (h)		2,250,000	2,128,515
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,447,338
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $130,666,881)			137,031,416
Common Stocks - 12.8%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,981,328
Household Durables - 0.1%
Standard Pacific Corp. (a)(f)	680,000	2,278,000
Stanley Martin Communities LLC Class B (a)	6,300	4,811,688
		7,089,688
TOTAL CONSUMER DISCRETIONARY		10,071,016
FINANCIALS - 11.9%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	1,801,746
Real Estate Investment Trusts - 11.5%
Acadia Realty Trust (SBI)	1,236,890	25,145,974
Alexandria Real Estate Equities, Inc.	355,611	27,531,404
American Assets Trust, Inc.	56,400	1,266,180
American Campus Communities, Inc.	101,000	3,587,520
American Capital Agency Corp.	22,500	654,975
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.	90,600	$ 1,634,424
Anworth Mortgage Asset Corp.	363,700	2,731,387
Associated Estates Realty Corp.	45,400	737,750
AvalonBay Communities, Inc.	66,737	8,569,031
Boston Properties, Inc.	313,726	33,305,152
Brandywine Realty Trust (SBI)	688,150	7,975,659
Camden Property Trust (SBI)	27,191	1,729,891
CapLease, Inc.	196,200	963,342
CBL & Associates Properties, Inc.	1,219,120	22,102,646
Cedar Shopping Centers, Inc.	151,300	779,195
Chesapeake Lodging Trust	633,216	10,802,665
Coresite Realty Corp.	77,300	1,267,720
Cypress Sharpridge Investments, Inc. (f)	293,080	3,754,355
DCT Industrial Trust, Inc.	1,243,927	6,505,738
Developers Diversified Realty Corp.	130,700	1,842,870
DiamondRock Hospitality Co.	1,135,010	12,178,657
Digital Realty Trust, Inc. (f)	337,197	20,832,031
Douglas Emmett, Inc.	208,230	4,141,695
Duke Realty LP	196,800	2,757,168
Dynex Capital, Inc.	130,000	1,258,400
Education Realty Trust, Inc.	1,552,182	13,302,200
Equity Lifestyle Properties, Inc.	195,500	12,207,020
Equity Residential (SBI)	422,639	25,358,340
Essex Property Trust, Inc.	190,087	25,716,870
Excel Trust, Inc.	501,850	5,535,406
Glimcher Realty Trust	223,704	2,125,188
HCP, Inc.	486,861	17,862,930
Health Care REIT, Inc.	60,200	3,156,286
Healthcare Realty Trust, Inc.	690,091	14,236,577
Highwoods Properties, Inc. (SBI)	371,183	12,297,293
Hospitality Properties Trust (SBI)	14,200	344,350
Host Hotels & Resorts, Inc.	467,687	7,927,295
Kimco Realty Corp.	448,120	8,352,957
Kite Realty Group Trust	549,633	2,737,172
Lexington Corporate Properties Trust	232,300	2,120,899
LTC Properties, Inc.	30,500	848,510
MFA Financial, Inc.	1,547,266	12,440,019
Mid-America Apartment Communities, Inc.	329,962	22,262,536
Monmouth Real Estate Investment Corp. Class A	110,000	929,500
National Retail Properties, Inc.	130,300	3,193,653
Nationwide Health Properties, Inc.	115,500	4,782,855
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.	15,000	$ 315,150
Parkway Properties, Inc.	30,900	527,154
Pebblebrook Hotel Trust	97,400	1,966,506
Post Properties, Inc.	295,900	12,060,884
Prologis, Inc.	1,427,501	51,161,636
Public Storage	416,658	47,503,179
Regency Centers Corp.	31,500	1,385,055
Senior Housing Properties Trust (SBI)	62,100	1,453,761
Simon Property Group, Inc.	610,421	70,949,233
SL Green Realty Corp.	361,100	29,924,357
Stag Industrial, Inc.	406,750	4,982,688
Summit Hotel Properties, Inc.	421,100	4,779,485
Sunstone Hotel Investors, Inc. (a)	1,413,055	13,099,020
Tanger Factory Outlet Centers, Inc.	20,643	552,613
The Macerich Co.	387,356	20,723,546
Two Harbors Investment Corp.	160,700	1,727,525
Ventas, Inc.	1,006,520	53,046,437
Vornado Realty Trust	156,572	14,589,379
Weyerhaeuser Co.	186,952	4,086,771
		736,628,064
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	400,830	7,743,118
CB Richard Ellis Group, Inc. Class A (a)	111,779	2,806,771
Forest City Enterprises, Inc. Class A (a)	378,313	7,063,104
Jones Lang LaSalle, Inc.	28,500	2,687,550
The St. Joe Co. (a)	199,805	4,163,936
		24,464,479
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(g)	72,059	721
TOTAL FINANCIALS		762,895,010
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	628,402	15,238,749
Capital Senior Living Corp. (a)	600,248	5,576,304
Emeritus Corp. (a)	737,275	15,667,094
Sunrise Senior Living, Inc. (a)	401,851	3,829,640
		40,311,787
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	264,871	$ 6,099,979
TOTAL COMMON STOCKS (Cost $726,180,913)		819,377,792
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	120,000	2,676,000
Excel Trust, Inc. 7.00% (g)	43,800	1,023,825
Health Care REIT, Inc. Series I, 6.50%	20,000	1,055,000
Lexington Corporate Properties Trust Series C 6.50%	72,500	3,253,075
		8,007,900
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (g)	34,600	1,719,274
12.00% (g)	10,400	516,776
		2,236,050
TOTAL FINANCIALS		10,243,950
Nonconvertible Preferred Stocks - 1.2%
FINANCIALS - 1.2%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	30,124
Red Lion Hotels Capital Trust 9.50%	138,465	3,529,473
		3,559,597
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,403,840
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,375,880
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,589,675
Apartment Investment & Management Co.:
Series T, 8.00%	80,000	2,024,000
Series U, 7.75%	40,227	1,012,916
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	$ 507,800
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	250,700
7.375%	44,647	1,105,460
Cedar Shopping Centers, Inc. 8.875%	50,500	1,269,570
CenterPoint Properties Trust Series D, 5.377%	5,280	3,168,000
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,987,612
Series B, 7.50%	43,159	1,076,817
Duke Realty LP:
8.375%	63,129	1,708,271
Series L, 6.60%	5,334	130,736
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	445,625
Equity Lifestyle Properties, Inc. 8.034%	117,600	2,978,808
Equity Residential (depositary shares) Series N, 6.48%	21,200	536,360
Essex Property Trust, Inc. Series H, 7.125%	10,000	253,200
Glimcher Realty Trust Series G, 8.125%	37,500	918,750
Health Care REIT, Inc. Series F, 7.625%	50,000	1,283,500
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,567,923
Series C, 7.00%	74,798	1,847,511
Hudson Pacific Properties, Inc. 8.375%	27,500	714,725
Kimco Realty Corp. Series G, 7.75%	126,900	3,307,014
Kite Realty Group Trust 8.25%	5,000	124,550
LaSalle Hotel Properties:
Series E, 8.00%	91,400	2,306,022
Series G, 7.25%	87,640	2,165,584
LBA Realty Fund II Series B, 7.625% (a)	146,695	3,227,290
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,497,474
Lexington Realty Trust 7.55%	20,285	499,417
MFA Financial, Inc. Series A, 8.50%	378,300	9,593,688
Pebblebrook Hotel Trust Series A, 7.875%	52,500	1,319,850
Prologis, Inc.:
Series O, 7.00%	1,000	24,630
Series Q, 8.54%	19,500	1,049,344
PS Business Parks, Inc. Series P, 6.70%	65,000	1,609,400
Public Storage:
Series K, 7.25%	23,796	601,087
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series N, 7.00%	40,000	$ 1,034,400
Regency Centers Corp. 7.25%	31,125	781,238
Saul Centers, Inc.:
8.00%	45,000	1,153,800
Series B (depositary shares) 9.00%	30,000	802,500
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,099,800
UMH Properties, Inc. Series A, 8.25%	50,000	1,305,000
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,934,773
		76,594,573
TOTAL FINANCIALS		80,154,170
TOTAL PREFERRED STOCKS (Cost $102,192,335)		90,398,120
Floating Rate Loans - 0.3%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,500,000
Household Durables - 0.0%
TOUSA, Inc. Tranche 1LN, term loan 0% 7/31/12 (d)(h)	3,000,000	1,350,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.25% 10/27/13 (h)	488,256	486,425
TOTAL CONSUMER DISCRETIONARY		5,336,425
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (h)	2,488,790	2,491,901
Real Estate Management & Development - 0.1%
CB Richard Ellis Services, Inc. Tranche D, term loan 1.75% 9/4/19 (h)	1,000,000	988,750
Realogy Corp.:
Credit-Linked Deposit 3.2103% 10/10/13 (h)	346,477	323,956
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche 2LN, term loan 13.5% 10/15/17	$ 1,500,000	$ 1,575,000
Tranche B, term loan 3.2683% 10/10/13 (h)	2,923,695	2,733,654
		5,621,360
TOTAL FINANCIALS		8,113,261
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche B, term loan 2.5039% 7/25/14 (h)	474,661	459,234
Tranche DD, term loan 2.5038% 7/25/14 (h)	24,369	23,577
		482,811
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	4,000,000	3,910,000
TOTAL FLOATING RATE LOANS (Cost $19,487,723)		17,842,497
Commodity-Linked Notes - 3.2%

AB Svensk Exportkredit 0% 12/19/11 (g)(h)(k)	28,000,000	29,960,091
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
0% 8/12/11 (g)(h)(k)	25,000,000	26,863,451
0% 8/19/11 (g)(h)(k)	25,000,000	26,863,451
0% 8/26/11 (g)(h)(k)	27,400,000	28,243,532
Credit Suisse Group AG:
0.0858% 7/13/11 (g)(h)(k)	12,300,000	13,313,921
0.0896% 1/10/12 (g)(h)(k)	11,800,000	13,362,188
Deutsche Bank AG 0.0296% 8/11/11 (g)(h)(k)	10,000,000	10,745,380
Morgan Stanley 0% 7/28/11 (g)(h)(k)	10,000,000	10,448,833
Societe Generale Commodities Products, LLC 0.1896% 8/9/11 (g)(h)(k)	5,600,000	10,129,864
Commodity-Linked Notes - continued
	Principal Amount (e)	Value
UBS AG Jersey Branch:
0.0458% 7/19/11 (g)(h)(k)	$ 10,000,000	$ 10,453,399
0.0458% 7/21/11 (g)(h)(k)	15,600,000	26,111,829
TOTAL COMMODITY-LINKED NOTES (Cost $180,700,000)		206,495,939
Commodity Funds - 14.1%
	Shares
Fidelity Commodity Strategy Central Fund (a)(i) (Cost $925,883,302)	73,195,100	900,299,707
Fixed-Income Funds - 25.4%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $1,566,432,682)	16,043,296	1,626,148,483
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	15,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	2,250,000	0
		15,017
TOTAL PREFERRED SECURITIES (Cost $4,349,369)		15,017
Money Market Funds - 8.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	494,228,889	$ 494,228,889
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	17,188,349	17,188,349
TOTAL MONEY MARKET FUNDS (Cost $511,417,238)		511,417,238
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,111,942,034)		6,380,734,814
NET OTHER ASSETS (LIABILITIES) - 0.3%		16,940,143
NET ASSETS - 100%		$ 6,397,674,957
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $403,519,363 or 6.3% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Security is indexed to the Dow Jones-UBS Commodity Total Return Index, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,737,669 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,760,174

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,170,426
Fidelity Floating Rate Central Fund	50,897,466
Fidelity Securities Lending Cash Central Fund	11,982
Total	$ 52,079,874
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 925,883,312	$ -	$ 900,299,707	85.0%
Fidelity Floating Rate Central Fund	1,422,087,615	152,093,798	15,041,882	1,626,148,483	56.1%
Total	$ 1,422,087,615	$ 1,077,977,110	$ 15,041,882	$ 2,526,448,190
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,071,016	$ 5,259,328	$ -	$ 4,811,688
Financials	853,293,130	841,087,242	9,037,134	3,168,754
Health Care	40,311,787	40,311,787	-	-
Industrials	6,099,979	6,099,979	-	-
Corporate Bonds	218,043,295	-	213,485,269	4,558,026
U.S. Government and Government Agency Obligations	1,784,000,379	-	1,784,000,379	-
Asset-Backed Securities	57,869,792	-	19,106,584	38,763,208
Collateralized Mortgage Obligations	11,795,139	-	11,774,244	20,895
Commercial Mortgage Securities	137,031,416	-	113,846,342	23,185,074
Floating Rate Loans	17,842,497	-	14,342,497	3,500,000
Commodity-Linked Notes	206,495,939	-	206,495,939	-
Fixed-Income Funds	1,626,148,483	1,626,148,483	-	-
Preferred Securities	15,017	-	-	15,017
Money Market Funds	511,417,238	511,417,238	-	-
Commodity Funds	900,299,707	900,299,707	-	-
Total Investments in Securities:	$ 6,380,734,814	$ 3,930,623,764	$ 2,372,088,388	$ 78,022,662
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 5,040,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(228,312)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,811,688
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (228,312)
Equities - Financials
Beginning Balance	$ 2,529,851
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	638,669
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	234
Transfers out of Level 3	-
Ending Balance	$ 3,168,754
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 638,669
Corporate Bonds
Beginning Balance	$ 4,789,712
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(352,922)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	121,236
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,558,026
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (352,922)
Asset-Backed Securities
Beginning Balance	$ 25,078,103
Total Realized Gain (Loss)	645,684
Total Unrealized Gain (Loss)	5,083,582
Cost of Purchases	4,075,682
Proceeds of Sales	(6,700,960)
Amortization/Accretion	433,125
Transfers in to Level 3	13,818,167
Transfers out of Level 3	(3,670,175)
Ending Balance	$ 38,763,208
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 3,794,920
Collateralized Mortgage Obligations
Beginning Balance	$ 6,926
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,200
Cost of Purchases	-
Proceeds of Sales	(42,167)
Amortization/Accretion	(12,278)
Transfers in to Level 3	64,214
Transfers out of Level 3	-
Ending Balance	$ 20,895
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 4,200
Commercial Mortgage Securities
Beginning Balance	$ 7,355,749
Total Realized Gain (Loss)	62,415
Total Unrealized Gain (Loss)	1,632,054
Cost of Purchases	9,513,020
Proceeds of Sales	(753,414)
Amortization/Accretion	298,270
Transfers in to Level 3	6,119,684
Transfers out of Level 3	(1,042,704)
Ending Balance	$ 23,185,074
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 1,632,054
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	24,858
Cost of Purchases	3,472,292
Proceeds of Sales	-
Amortization/Accretion	2,850
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,500,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 24,858
Preferred Securities
Beginning Balance	$ 85,017
Total Realized Gain (Loss)	(1,864,500)
Total Unrealized Gain (Loss)	3,020,445
Cost of Purchases	-
Proceeds of Sales	(1,221,325)
Amortization/Accretion	(4,620)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (67,525)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $6,134,978,459. Net unrealized appreciation aggregated $245,756,355, of which $383,297,760 related to appreciated investment securities and $137,541,405 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the generalinformation of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.833431.105

ARRS-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 3.4%
		Principal Amount (e)	Value
Convertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 571,725
FINANCIALS - 0.9%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,248,000
Real Estate Investment Trusts - 0.5%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,374,788
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)		2,975,000	3,016,948
Annaly Capital Management, Inc. 4% 2/15/15		500,000	596,250
CapLease, Inc. 7.5% 10/1/27 (g)		5,500,000	5,555,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,880,000
ProLogis LP:
1.875% 11/15/37		2,200,000	2,167,000
2.625% 5/15/38		500,000	498,150
The Macerich Co. 3.25% 3/15/12 (g)		4,300,000	4,300,000
			32,388,136
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.5% 10/1/26 (g)		4,500,000	4,533,750
Corporate Office Properties LP 3.5% 9/15/26 (g)		3,220,000	3,220,000
First Potomac Realty Investment LP 4% 12/15/11 (g)		2,400,000	2,394,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		1,900,000	1,621,650
Home Properties, Inc. 4.125% 11/1/26 (g)		1,900,000	1,920,188
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		11,550,000	11,593,313
SL Green Realty Corp. 3% 3/30/27 (g)		1,450,000	1,450,000
			26,732,901
TOTAL FINANCIALS			60,369,037
TOTAL CONVERTIBLE BONDS			60,940,762
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		$ 3,556,552	$ 4,148,877
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	1,042,500
KB Home:
5.75% 2/1/14		510,000	497,250
5.875% 1/15/15		1,500,000	1,425,000
6.25% 6/15/15		5,100,000	4,870,500
7.25% 6/15/18		1,160,000	1,055,600
9.1% 9/15/17		1,375,000	1,392,188
Lennar Corp.:
5.5% 9/1/14		4,000,000	4,010,000
5.6% 5/31/15		1,500,000	1,470,000
M/I Homes, Inc. 8.625% 11/15/18		4,120,000	4,058,200
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,447,500
Ryland Group, Inc. 8.4% 5/15/17		250,000	270,000
Standard Pacific Corp.:
8.375% 5/15/18		3,540,000	3,504,600
10.75% 9/15/16		500,000	565,000
			27,608,338
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18 (g)		435,000	401,288
Specialty Retail - 0.1%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,786,100
TOTAL CONSUMER DISCRETIONARY			34,944,603
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		525,000	543,375
FINANCIALS - 1.8%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (g)		500,000	600,000
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		2,680,000	2,750,350
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,133,026
			5,883,376
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
Camden Property Trust 5% 6/15/15		$ 1,400,000	$ 1,511,723
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		1,131,000	1,232,861
6.25% 6/15/14		1,170,000	1,273,448
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,058,520
7.5% 7/15/18		2,970,000	3,320,178
9.625% 3/15/16		2,780,000	3,352,991
Equity One, Inc.:
5.375% 10/15/15		500,000	527,240
6% 9/15/16		1,000,000	1,069,684
6.25% 12/15/14		1,000,000	1,092,236
6.25% 1/15/17		1,000,000	1,079,885
Health Care Property Investors, Inc.:
6% 3/1/15		1,500,000	1,668,563
6.3% 9/15/16		4,750,000	5,307,265
7.072% 6/8/15		500,000	567,103
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		1,000,000	1,065,561
6.5% 1/17/17		625,000	695,343
HMB Capital Trust V 3.847% 12/15/36 (d)(g)(h)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,591,498
6.7% 1/15/18		1,000,000	1,071,300
6.75% 2/15/13		1,250,000	1,333,093
7.875% 8/15/14		500,000	563,975
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,037,894
iStar Financial, Inc.:
5.875% 3/15/16		1,000,000	862,500
5.95% 10/15/13		3,495,000	3,285,300
6.05% 4/15/15		410,000	371,050
Kimco Realty Corp. 5.783% 3/15/16		550,000	607,186
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,229,474
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,079,318
6.25% 2/1/13		2,000,000	2,127,240
Omega Healthcare Investors, Inc.:
7% 1/15/16		2,298,000	2,364,068
7.5% 2/15/20		1,000,000	1,050,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		$ 1,700,000	$ 1,871,185
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,050,000
ProLogis LP 7.625% 7/1/17		1,565,000	1,818,964
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		1,000,000	1,142,900
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	757,495
8.625% 1/15/12		6,900,000	7,126,920
UDR, Inc. 5.5% 4/1/14		2,000,000	2,141,600
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	535,361
5.25% 1/15/16		1,000,000	1,057,618
Weingarten Realty Investors 4.857% 1/15/14		1,000,000	1,058,065
			64,956,605
Real Estate Management & Development - 0.7%
AMB Property LP 5.9% 8/15/13		600,000	643,603
Arden Realty LP 5.2% 9/1/11		500,000	503,526
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,605,263
5.75% 4/1/12		1,000,000	1,033,270
6% 4/1/16		1,000,000	1,086,431
7.5% 5/15/15		500,000	573,259
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,160,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,312,954
6.25% 6/15/14		1,595,000	1,709,529
6.875% 8/15/12		1,000,000	1,041,253
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,567,889
Duke Realty LP:
6.25% 5/15/13		750,000	808,055
7.375% 2/15/15		500,000	569,703
First Industrial LP 5.75% 1/15/16		1,000,000	995,060
Forest City Enterprises, Inc.:
6.5% 2/1/17		3,953,000	3,755,350
7.625% 6/1/15		800,000	792,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,489,997
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Host Hotels & Resorts, Inc.:
6.875% 11/1/14		$ 2,000,000	$ 2,045,000
9% 5/15/17		750,000	847,500
Liberty Property LP 6.375% 8/15/12		2,680,000	2,816,774
Post Apartment Homes LP:
5.45% 6/1/12		714,000	735,073
6.3% 6/1/13		1,000,000	1,071,374
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,356,977
5.875% 6/15/17		600,000	664,705
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,045,000
Ventas Realty LP:
Series 1, 6.5% 6/1/16		5,570,000	5,751,025
6.5% 6/1/16		660,000	681,450
			42,662,020
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (d)(g)		4,750,000	1,425,000
TOTAL FINANCIALS			115,527,001
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,100,000	2,094,750
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,767,300
			3,862,050
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,225,504
TOTAL NONCONVERTIBLE BONDS			157,102,533
TOTAL CORPORATE BONDS (Cost $202,309,693)			218,043,295
U.S. Treasury Inflation Protected Obligations - 27.9%
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		$ 53,666,500	$ 56,190,029
2% 1/15/26		124,535,132	136,240,427
2.125% 2/15/40		39,075,170	42,541,458
2.125% 2/15/41		44,408,668	48,339,380
2.375% 1/15/25		88,387,926	101,689,039
2.375% 1/15/27		77,493,195	88,270,675
2.5% 1/15/29		50,794,535	59,089,410
3.625% 4/15/28		25,163,344	33,157,920
3.875% 4/15/29		35,973,403	49,267,400
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		46,017,735	47,081,272
0.5% 4/15/15		74,187,685	77,461,404
0.625% 4/15/13		61,702,140	63,629,622
1.125% 1/15/21		48,311,770	50,224,763
1.25% 4/15/14		46,749,560	49,658,406
1.25% 7/15/20		90,733,280	96,055,978
1.375% 7/15/18		26,068,750	28,285,503
1.375% 1/15/20		25,995,500	27,906,641
1.625% 1/15/15		48,894,367	53,075,028
1.625% 1/15/18		41,430,438	45,554,253
1.875% 7/15/13		69,637,615	74,122,659
1.875% 7/15/15		67,789,013	74,790,639
1.875% 7/15/19		34,752,630	38,891,702
2% 4/15/12		20,389,040	20,849,122
2% 1/15/14		63,505,492	68,486,446
2% 7/15/14		61,016,835	66,661,106
2% 1/15/16		396,519	441,007
2.125% 1/15/19		27,230,060	30,904,442
2.375% 1/15/17		47,109,173	53,769,399
2.5% 7/15/16		65,135,655	74,544,858
2.625% 7/15/17		37,972,550	44,174,724
3% 7/15/12		69,490,840	72,573,875
3.375% 1/15/12		9,852,203	10,071,792
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,667,719,871)			1,784,000,379
Asset-Backed Securities - 0.9%
		Principal Amount (e)	Value
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		$ 1,643,000	$ 1,577,280
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5458% 3/23/19 (g)(h)		2,181,639	1,919,843
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		5,000,000	5,027,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.524% 1/20/37 (g)(h)		1,577,874	1,246,521
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		2,207,922	1,876,734
Cbre Realty Finance Cdo 2007-1/LLC 0.5438% 4/7/52 (g)(h)		9,978,243	6,286,293
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,261,140
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,549,177
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (g)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		2,140,000	1,626,484
Class B2, 1.5963% 12/28/35 (g)(h)		2,110,000	1,287,100
Class D, 9% 12/28/35 (g)		505,579	126,395
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.7463% 6/28/38 (g)(h)		510,000	461,550
Class D, 9% 6/28/38 (g)		1,100,000	770,000
Crest Ltd. Series 2002-IGA Class A, 0.7228% 7/28/17 (g)(h)		257,603	256,660
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,754,465
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.619% 11/28/39 (g)(h)		850,000	25,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8358% 9/25/46 (g)(h)		771,181	7,712
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,329,171	1,754,116
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (g)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9316% 12/28/33 (h)		1,900,000	1,772,720
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.929% 8/28/38 (g)(h)		4,410,000	3,836,700
Asset-Backed Securities - continued
		Principal Amount (e)	Value
N-Star Real Estate CDO Ltd. Series 1A: - continued
Class C1B, 7.696% 8/28/38 (g)		$ 1,189,000	$ 917,908
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		1,694,216	1,689,980
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		427,507	119,029
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9223% 2/5/36 (g)(h)		289,468	29
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		1,055,000	1,065,656
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		3,000,000	1,290,000
Series 2006-1A:
Class A1A, 0.5065% 9/25/26 (g)(h)		2,000,000	1,740,000
Class A1B, 0.5765% 9/25/26 (g)(h)		3,215,000	2,636,300
Class A2A, 0.4665% 9/25/26 (g)(h)		6,330,000	5,697,000
Class F, 1.3965% 9/25/26 (g)(h)		2,250,000	1,620,000
Class G, 1.5965% 9/25/26 (g)(h)		1,530,000	1,071,000
Class H, 1.8965% 9/25/26 (g)(h)		4,300,000	2,924,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5785% 11/21/40 (g)(h)		2,500,000	2,225,000
Class F, 2.2085% 11/21/40 (g)(h)		1,500,000	450,000
TOTAL ASSET-BACKED SECURITIES (Cost $61,785,942)			57,869,792
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.3971% 3/15/22 (g)(h)		584,730	584,042
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3671% 6/15/22 (g)(h)		2,750,000	2,505,191
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (g)(h)		45,511	1,484
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7114% 1/25/19 (g)(h)		54,318	12,656
Class B4, 4.7114% 1/25/19 (g)(h)		108,636	6,755
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4347% 4/25/20 (g)(h)		500,000	513,750
Series 2010-K6 Class B, 5.5324% 12/26/46 (g)(h)		1,000,000	978,537
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.687% 6/15/22 (g)(h)		$ 4,196,197	$ 4,034,644
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		1,000,000	1,027,200
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		2,082,000	2,116,758
RESI Finance LP/RESI Finance DE Corp. floater Series 2005-D Class B6, 2.4371% 12/15/37 (g)(h)		443,739	5,902
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.2896% 9/10/37 (g)(h)		136,084	3,402
Series 2005-D Class B7, 4.4371% 12/15/37 (g)(h)		240,894	4,818
Series 2006-A Class B7, 3.6871% 3/15/38 (g)(h)		148,814	0
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,816,085)			11,795,139
Commercial Mortgage Securities - 2.1%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		2,850,347	2,737,669
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	4,079,132
Series 2005-1 Class A3, 4.877% 11/10/42		224,253	224,883
Series 2005-1 Class CJ, 5.1854% 11/10/42 (h)		1,450,000	1,473,268
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.937% 11/15/15 (g)(h)		9,606,904	9,030,489
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1871% 3/15/22 (g)(h)		2,630,000	2,150,025
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4524% 3/11/39 (h)		3,000,000	2,888,166
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		2,000,000	1,646,940
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (g)(h)		1,500,000	1,317,554
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,212,221
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	239,458
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	136,407
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	124,338
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	52,233
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	171,037
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	720,463
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3171% 12/15/20 (g)(h)		$ 2,000,000	$ 1,830,000
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		2,886,483	2,828,754
Series 2001-J1A Class F, 6.6093% 2/16/34 (g)(h)		1,475,000	1,486,375
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/11/30 (g)		1,000,000	1,078,563
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	2,012,646
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8358% 3/25/17 (g)(h)		1,440,000	1,187,100
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.3858% 3/25/17 (g)(h)		2,200,000	1,760,688
Class G, 7.1858% 3/25/17 (g)(h)		1,870,000	1,187,450
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		500,000	350,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,962,638
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2239% 6/10/31 (g)(h)		2,500,000	2,633,616
FHLMC Multifamily Structured pass-through Certificates Series K013 Class X3, 2.8844% 1/25/43 (h)(j)		5,930,000	1,012,510
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (g)		1,000,000	1,006,525
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6616% 12/25/43 (h)(j)		6,103,048	971,018
Series K012 Class X3, 2.3656% 1/25/41 (h)(j)		3,512,148	501,394
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		7,841,245	7,821,642
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,446,162
Series 2002-1A Class H, 7.1404% 12/10/35 (g)(h)		1,277,000	1,289,007
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (g)		3,000,000	3,075,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		633,167	658,704
Class G, 6.75% 4/15/29 (h)		1,352,000	1,475,529
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		1,427,238	1,479,726
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		745,094	748,175
Class J, 6.974% 8/15/36		2,720,000	2,709,237
Series 2000-C1 Class K, 7% 3/15/33		1,000,000	708,096
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		$ 1,000,000	$ 1,035,687
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		1,141,000	1,160,198
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/6/20 (g)(h)		2,800,000	2,785,966
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(h)		2,750,000	2,981,077
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	956,281
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(h)		1,500,000	1,360,926
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.3671% 2/15/19 (g)(h)		1,893,795	1,862,076
JP Morgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,478,213	1,525,427
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		1,070,000	1,131,311
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		6,000,000	5,687,267
Series 2006-C4 Class AJ, 5.8973% 6/15/38 (h)		2,000,000	1,871,014
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (g)		1,350,000	1,380,915
Class I11, 7.72% 2/26/28 (g)		751,000	764,143
Class I12, 7.72% 2/26/28 (g)		750,000	753,750
Class I9, 7.72% 2/26/28 (g)		1,149,200	1,163,105
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.7457% 6/25/43 (g)(h)		1,929,500	1,436,911
Series 2011-1 Class B, 5.7457% 6/25/43 (g)(h)		2,340,000	2,158,221
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	0
Class F, 10.813% 5/20/44 (g)		400,000	0
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		3,200,638	3,200,638
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,683,748
Series 1997-RR Class F, 7.403% 4/30/39 (g)(h)		561,987	556,367
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,342,000	1,452,040
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	4,041,600
Series 2011-C2:
Class D, 5.319% 6/15/44 (g)(h)		1,890,000	1,678,188
Class E, 5.319% 6/15/44 (g)(h)		1,250,000	1,075,000
Class F, 5.319% 6/15/44 (g)(h)		1,810,000	1,357,500
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Class XB, 0.465% 6/15/44 (g)(h)(j)		$ 63,708,221	$ 2,125,306
NationsLink Funding Corp. Series 1999-SL Class X, 0% 11/10/30 (j)		1,358,669	1,222,802
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		1,083,109	1,229,654
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (g)		846,943	876,586
Series 1997-LLI Class F, 7.3% 10/12/34 (g)		1,190,000	1,203,806
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		2,500,000	2,625,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7621% 7/15/24 (g)(h)		1,800,000	695,700
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,992,515
Series 2004-C12 Class D, 5.3057% 7/15/41 (h)		2,250,000	2,128,515
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,447,338
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $130,666,881)			137,031,416
Common Stocks - 12.8%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,981,328
Household Durables - 0.1%
Standard Pacific Corp. (a)(f)	680,000	2,278,000
Stanley Martin Communities LLC Class B (a)	6,300	4,811,688
		7,089,688
TOTAL CONSUMER DISCRETIONARY		10,071,016
FINANCIALS - 11.9%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	1,801,746
Real Estate Investment Trusts - 11.5%
Acadia Realty Trust (SBI)	1,236,890	25,145,974
Alexandria Real Estate Equities, Inc.	355,611	27,531,404
American Assets Trust, Inc.	56,400	1,266,180
American Campus Communities, Inc.	101,000	3,587,520
American Capital Agency Corp.	22,500	654,975
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.	90,600	$ 1,634,424
Anworth Mortgage Asset Corp.	363,700	2,731,387
Associated Estates Realty Corp.	45,400	737,750
AvalonBay Communities, Inc.	66,737	8,569,031
Boston Properties, Inc.	313,726	33,305,152
Brandywine Realty Trust (SBI)	688,150	7,975,659
Camden Property Trust (SBI)	27,191	1,729,891
CapLease, Inc.	196,200	963,342
CBL & Associates Properties, Inc.	1,219,120	22,102,646
Cedar Shopping Centers, Inc.	151,300	779,195
Chesapeake Lodging Trust	633,216	10,802,665
Coresite Realty Corp.	77,300	1,267,720
Cypress Sharpridge Investments, Inc. (f)	293,080	3,754,355
DCT Industrial Trust, Inc.	1,243,927	6,505,738
Developers Diversified Realty Corp.	130,700	1,842,870
DiamondRock Hospitality Co.	1,135,010	12,178,657
Digital Realty Trust, Inc. (f)	337,197	20,832,031
Douglas Emmett, Inc.	208,230	4,141,695
Duke Realty LP	196,800	2,757,168
Dynex Capital, Inc.	130,000	1,258,400
Education Realty Trust, Inc.	1,552,182	13,302,200
Equity Lifestyle Properties, Inc.	195,500	12,207,020
Equity Residential (SBI)	422,639	25,358,340
Essex Property Trust, Inc.	190,087	25,716,870
Excel Trust, Inc.	501,850	5,535,406
Glimcher Realty Trust	223,704	2,125,188
HCP, Inc.	486,861	17,862,930
Health Care REIT, Inc.	60,200	3,156,286
Healthcare Realty Trust, Inc.	690,091	14,236,577
Highwoods Properties, Inc. (SBI)	371,183	12,297,293
Hospitality Properties Trust (SBI)	14,200	344,350
Host Hotels & Resorts, Inc.	467,687	7,927,295
Kimco Realty Corp.	448,120	8,352,957
Kite Realty Group Trust	549,633	2,737,172
Lexington Corporate Properties Trust	232,300	2,120,899
LTC Properties, Inc.	30,500	848,510
MFA Financial, Inc.	1,547,266	12,440,019
Mid-America Apartment Communities, Inc.	329,962	22,262,536
Monmouth Real Estate Investment Corp. Class A	110,000	929,500
National Retail Properties, Inc.	130,300	3,193,653
Nationwide Health Properties, Inc.	115,500	4,782,855
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.	15,000	$ 315,150
Parkway Properties, Inc.	30,900	527,154
Pebblebrook Hotel Trust	97,400	1,966,506
Post Properties, Inc.	295,900	12,060,884
Prologis, Inc.	1,427,501	51,161,636
Public Storage	416,658	47,503,179
Regency Centers Corp.	31,500	1,385,055
Senior Housing Properties Trust (SBI)	62,100	1,453,761
Simon Property Group, Inc.	610,421	70,949,233
SL Green Realty Corp.	361,100	29,924,357
Stag Industrial, Inc.	406,750	4,982,688
Summit Hotel Properties, Inc.	421,100	4,779,485
Sunstone Hotel Investors, Inc. (a)	1,413,055	13,099,020
Tanger Factory Outlet Centers, Inc.	20,643	552,613
The Macerich Co.	387,356	20,723,546
Two Harbors Investment Corp.	160,700	1,727,525
Ventas, Inc.	1,006,520	53,046,437
Vornado Realty Trust	156,572	14,589,379
Weyerhaeuser Co.	186,952	4,086,771
		736,628,064
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	400,830	7,743,118
CB Richard Ellis Group, Inc. Class A (a)	111,779	2,806,771
Forest City Enterprises, Inc. Class A (a)	378,313	7,063,104
Jones Lang LaSalle, Inc.	28,500	2,687,550
The St. Joe Co. (a)	199,805	4,163,936
		24,464,479
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(g)	72,059	721
TOTAL FINANCIALS		762,895,010
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	628,402	15,238,749
Capital Senior Living Corp. (a)	600,248	5,576,304
Emeritus Corp. (a)	737,275	15,667,094
Sunrise Senior Living, Inc. (a)	401,851	3,829,640
		40,311,787
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	264,871	$ 6,099,979
TOTAL COMMON STOCKS (Cost $726,180,913)		819,377,792
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	120,000	2,676,000
Excel Trust, Inc. 7.00% (g)	43,800	1,023,825
Health Care REIT, Inc. Series I, 6.50%	20,000	1,055,000
Lexington Corporate Properties Trust Series C 6.50%	72,500	3,253,075
		8,007,900
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (g)	34,600	1,719,274
12.00% (g)	10,400	516,776
		2,236,050
TOTAL FINANCIALS		10,243,950
Nonconvertible Preferred Stocks - 1.2%
FINANCIALS - 1.2%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	30,124
Red Lion Hotels Capital Trust 9.50%	138,465	3,529,473
		3,559,597
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,403,840
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,375,880
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,589,675
Apartment Investment & Management Co.:
Series T, 8.00%	80,000	2,024,000
Series U, 7.75%	40,227	1,012,916
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	$ 507,800
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	250,700
7.375%	44,647	1,105,460
Cedar Shopping Centers, Inc. 8.875%	50,500	1,269,570
CenterPoint Properties Trust Series D, 5.377%	5,280	3,168,000
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,987,612
Series B, 7.50%	43,159	1,076,817
Duke Realty LP:
8.375%	63,129	1,708,271
Series L, 6.60%	5,334	130,736
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	445,625
Equity Lifestyle Properties, Inc. 8.034%	117,600	2,978,808
Equity Residential (depositary shares) Series N, 6.48%	21,200	536,360
Essex Property Trust, Inc. Series H, 7.125%	10,000	253,200
Glimcher Realty Trust Series G, 8.125%	37,500	918,750
Health Care REIT, Inc. Series F, 7.625%	50,000	1,283,500
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,567,923
Series C, 7.00%	74,798	1,847,511
Hudson Pacific Properties, Inc. 8.375%	27,500	714,725
Kimco Realty Corp. Series G, 7.75%	126,900	3,307,014
Kite Realty Group Trust 8.25%	5,000	124,550
LaSalle Hotel Properties:
Series E, 8.00%	91,400	2,306,022
Series G, 7.25%	87,640	2,165,584
LBA Realty Fund II Series B, 7.625% (a)	146,695	3,227,290
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,497,474
Lexington Realty Trust 7.55%	20,285	499,417
MFA Financial, Inc. Series A, 8.50%	378,300	9,593,688
Pebblebrook Hotel Trust Series A, 7.875%	52,500	1,319,850
Prologis, Inc.:
Series O, 7.00%	1,000	24,630
Series Q, 8.54%	19,500	1,049,344
PS Business Parks, Inc. Series P, 6.70%	65,000	1,609,400
Public Storage:
Series K, 7.25%	23,796	601,087
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series N, 7.00%	40,000	$ 1,034,400
Regency Centers Corp. 7.25%	31,125	781,238
Saul Centers, Inc.:
8.00%	45,000	1,153,800
Series B (depositary shares) 9.00%	30,000	802,500
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,099,800
UMH Properties, Inc. Series A, 8.25%	50,000	1,305,000
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,934,773
		76,594,573
TOTAL FINANCIALS		80,154,170
TOTAL PREFERRED STOCKS (Cost $102,192,335)		90,398,120
Floating Rate Loans - 0.3%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,500,000
Household Durables - 0.0%
TOUSA, Inc. Tranche 1LN, term loan 0% 7/31/12 (d)(h)	3,000,000	1,350,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.25% 10/27/13 (h)	488,256	486,425
TOTAL CONSUMER DISCRETIONARY		5,336,425
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (h)	2,488,790	2,491,901
Real Estate Management & Development - 0.1%
CB Richard Ellis Services, Inc. Tranche D, term loan 1.75% 9/4/19 (h)	1,000,000	988,750
Realogy Corp.:
Credit-Linked Deposit 3.2103% 10/10/13 (h)	346,477	323,956
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche 2LN, term loan 13.5% 10/15/17	$ 1,500,000	$ 1,575,000
Tranche B, term loan 3.2683% 10/10/13 (h)	2,923,695	2,733,654
		5,621,360
TOTAL FINANCIALS		8,113,261
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche B, term loan 2.5039% 7/25/14 (h)	474,661	459,234
Tranche DD, term loan 2.5038% 7/25/14 (h)	24,369	23,577
		482,811
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	4,000,000	3,910,000
TOTAL FLOATING RATE LOANS (Cost $19,487,723)		17,842,497
Commodity-Linked Notes - 3.2%

AB Svensk Exportkredit 0% 12/19/11 (g)(h)(k)	28,000,000	29,960,091
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
0% 8/12/11 (g)(h)(k)	25,000,000	26,863,451
0% 8/19/11 (g)(h)(k)	25,000,000	26,863,451
0% 8/26/11 (g)(h)(k)	27,400,000	28,243,532
Credit Suisse Group AG:
0.0858% 7/13/11 (g)(h)(k)	12,300,000	13,313,921
0.0896% 1/10/12 (g)(h)(k)	11,800,000	13,362,188
Deutsche Bank AG 0.0296% 8/11/11 (g)(h)(k)	10,000,000	10,745,380
Morgan Stanley 0% 7/28/11 (g)(h)(k)	10,000,000	10,448,833
Societe Generale Commodities Products, LLC 0.1896% 8/9/11 (g)(h)(k)	5,600,000	10,129,864
Commodity-Linked Notes - continued
	Principal Amount (e)	Value
UBS AG Jersey Branch:
0.0458% 7/19/11 (g)(h)(k)	$ 10,000,000	$ 10,453,399
0.0458% 7/21/11 (g)(h)(k)	15,600,000	26,111,829
TOTAL COMMODITY-LINKED NOTES (Cost $180,700,000)		206,495,939
Commodity Funds - 14.1%
	Shares
Fidelity Commodity Strategy Central Fund (a)(i) (Cost $925,883,302)	73,195,100	900,299,707
Fixed-Income Funds - 25.4%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $1,566,432,682)	16,043,296	1,626,148,483
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	15,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	2,250,000	0
		15,017
TOTAL PREFERRED SECURITIES (Cost $4,349,369)		15,017
Money Market Funds - 8.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	494,228,889	$ 494,228,889
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	17,188,349	17,188,349
TOTAL MONEY MARKET FUNDS (Cost $511,417,238)		511,417,238
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,111,942,034)		6,380,734,814
NET OTHER ASSETS (LIABILITIES) - 0.3%		16,940,143
NET ASSETS - 100%		$ 6,397,674,957
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $403,519,363 or 6.3% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Security is indexed to the Dow Jones-UBS Commodity Total Return Index, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,737,669 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,760,174

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,170,426
Fidelity Floating Rate Central Fund	50,897,466
Fidelity Securities Lending Cash Central Fund	11,982
Total	$ 52,079,874
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 925,883,312	$ -	$ 900,299,707	85.0%
Fidelity Floating Rate Central Fund	1,422,087,615	152,093,798	15,041,882	1,626,148,483	56.1%
Total	$ 1,422,087,615	$ 1,077,977,110	$ 15,041,882	$ 2,526,448,190
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,071,016	$ 5,259,328	$ -	$ 4,811,688
Financials	853,293,130	841,087,242	9,037,134	3,168,754
Health Care	40,311,787	40,311,787	-	-
Industrials	6,099,979	6,099,979	-	-
Corporate Bonds	218,043,295	-	213,485,269	4,558,026
U.S. Government and Government Agency Obligations	1,784,000,379	-	1,784,000,379	-
Asset-Backed Securities	57,869,792	-	19,106,584	38,763,208
Collateralized Mortgage Obligations	11,795,139	-	11,774,244	20,895
Commercial Mortgage Securities	137,031,416	-	113,846,342	23,185,074
Floating Rate Loans	17,842,497	-	14,342,497	3,500,000
Commodity-Linked Notes	206,495,939	-	206,495,939	-
Fixed-Income Funds	1,626,148,483	1,626,148,483	-	-
Preferred Securities	15,017	-	-	15,017
Money Market Funds	511,417,238	511,417,238	-	-
Commodity Funds	900,299,707	900,299,707	-	-
Total Investments in Securities:	$ 6,380,734,814	$ 3,930,623,764	$ 2,372,088,388	$ 78,022,662
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 5,040,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(228,312)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,811,688
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (228,312)
Equities - Financials
Beginning Balance	$ 2,529,851
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	638,669
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	234
Transfers out of Level 3	-
Ending Balance	$ 3,168,754
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 638,669
Corporate Bonds
Beginning Balance	$ 4,789,712
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(352,922)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	121,236
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,558,026
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (352,922)
Asset-Backed Securities
Beginning Balance	$ 25,078,103
Total Realized Gain (Loss)	645,684
Total Unrealized Gain (Loss)	5,083,582
Cost of Purchases	4,075,682
Proceeds of Sales	(6,700,960)
Amortization/Accretion	433,125
Transfers in to Level 3	13,818,167
Transfers out of Level 3	(3,670,175)
Ending Balance	$ 38,763,208
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 3,794,920
Collateralized Mortgage Obligations
Beginning Balance	$ 6,926
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,200
Cost of Purchases	-
Proceeds of Sales	(42,167)
Amortization/Accretion	(12,278)
Transfers in to Level 3	64,214
Transfers out of Level 3	-
Ending Balance	$ 20,895
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 4,200
Commercial Mortgage Securities
Beginning Balance	$ 7,355,749
Total Realized Gain (Loss)	62,415
Total Unrealized Gain (Loss)	1,632,054
Cost of Purchases	9,513,020
Proceeds of Sales	(753,414)
Amortization/Accretion	298,270
Transfers in to Level 3	6,119,684
Transfers out of Level 3	(1,042,704)
Ending Balance	$ 23,185,074
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 1,632,054
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	24,858
Cost of Purchases	3,472,292
Proceeds of Sales	-
Amortization/Accretion	2,850
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,500,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 24,858
Preferred Securities
Beginning Balance	$ 85,017
Total Realized Gain (Loss)	(1,864,500)
Total Unrealized Gain (Loss)	3,020,445
Cost of Purchases	-
Proceeds of Sales	(1,221,325)
Amortization/Accretion	(4,620)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (67,525)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $6,134,978,459. Net unrealized appreciation aggregated $245,756,355, of which $383,297,760 related to appreciated investment securities and $137,541,405 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2011